Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current
Trade receivables		£ 605	£ 694
Contract assets - unbilled	[1]	71	0
Investment in finance lease receivable current		19	18
Prepayments and other receivables		335	338
Trade and other current receivables		1,030	1,050
Non-current
Trade receivables		9	1
Contract assets - unbilled	[1]	0	0
Investment in finance lease receivable noncurrent		64	82
Prepayments and other receivables		52	52
Trade and other non current receivables		£ 125	£ 135

[1]	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.